Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 428
Change in defined benefit obligations:
Current service cost	66	$ 64
Interest income (cost)	(13)	(17)
Settlements	0	2
Foreign exchange rate movement	(3)	2
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(234)	305
Fair value of plan assets	3,643	3,909
Defined benefit (obligation)	(4,088)	(4,337)
Net defined benefit liability (asset) - ending balance	445	428
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	151
Change in defined benefit obligations:
Current service cost	59	58
Interest income (cost)	(6)	(8)
Settlements	0	2
Foreign exchange rate movement	(3)	0
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(234)	305
Fair value of plan assets	3,643	3,909
Defined benefit (obligation)	(3,836)	(4,060)
Net defined benefit liability (asset) - ending balance	193	151
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	277
Change in defined benefit obligations:
Current service cost	7	6
Interest income (cost)	(7)	(9)
Settlements	0	0
Foreign exchange rate movement	0	2
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(252)	(277)
Net defined benefit liability (asset) - ending balance	252	277
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	4,337	4,084
Change in defined benefit obligations:
Current service cost	66	64
Interest income (cost)	(105)	(119)
Actuarial losses (gains)	(192)	277
Benefits paid	(207)	(198)
Settlements	0	(5)
Foreign exchange rate movement	(21)	(4)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	4,088	4,337
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	4,060	3,805
Change in defined benefit obligations:
Current service cost	59	58
Interest income (cost)	(98)	(110)
Actuarial losses (gains)	(169)	278
Benefits paid	(192)	(184)
Settlements	0	(5)
Foreign exchange rate movement	(20)	(2)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	3,836	4,060
Present value of defined benefit obligation | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	277	279
Change in defined benefit obligations:
Current service cost	7	6
Interest income (cost)	(7)	(9)
Actuarial losses (gains)	(23)	(1)
Benefits paid	(15)	(14)
Settlements	0	0
Foreign exchange rate movement	(1)	(2)
Change in plan assets:
Net defined benefit liability (asset) - ending balance	252	277
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,909)	(3,596)
Change in defined benefit obligations:
Interest income (cost)	92	102
Benefits paid	(207)	(198)
Settlements	0	(7)
Foreign exchange rate movement	(25)	1
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(234)	305
Employer contributions	109	111
Net defined benefit liability (asset) - ending balance	(3,643)	(3,909)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(3,909)	(3,596)
Change in defined benefit obligations:
Interest income (cost)	92	102
Benefits paid	(192)	(184)
Settlements	0	(7)
Foreign exchange rate movement	(25)	1
Change in plan assets:
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	(234)	305
Employer contributions	94	97
Net defined benefit liability (asset) - ending balance	(3,643)	(3,909)
Plan assets | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(15)	(14)
Settlements	0	0
Foreign exchange rate movement	0	0
Change in plan assets:
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	15	14
Net defined benefit liability (asset) - ending balance	$ 0	$ 0